UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21341

Name of Fund: Preferred and Corporate Income Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Preferred and Corporate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       Face
Industry                             Amount   Capital Trusts                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 13.5%       $  2,000,000   Cullen/Frost Capital Trust I, 5.96% due 3/01/2034 (a)                  $    2,055,270
                                  8,000,000   Dresdner Funding Trust I, 8.151% due 6/30/2031 (c)                          9,739,400
                                  5,000,000   First Chicago NBD Institutional Capital I, 5.23% due 2/01/2027 (a)          4,742,760
                                    910,000   First Empire Capital Trust II, 8.277% due 6/01/2027                           975,632
                                    450,000   First Security Capital I, 8.41% due 12/15/2026                                478,828
                                  1,400,000   Firstar Capital Trust I Series B, 8.32% due 12/15/2026                      1,492,536
                                  3,000,000   Hubco Capital Trust I Series B, 8.98% due 2/01/2027                         3,196,737
                                  1,500,000   Hubco Capital Trust II Series B, 7.65% due 6/15/2028 (c)                    1,582,500
                                  3,500,000   Mizuho JGB Investment LLC, 9.87% (a)(b)(c)                                  3,849,657
                                  2,000,000   SB Treasury Co. LLC, 9.40% (a)(b)(c)                                        2,178,846
                                    870,000   Wachovia Capital Trust III, 5.80% (a)(b)                                      871,763
                                                                                                                     --------------
                                                                                                                         31,163,929
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%             910,000   MBNA Capital A, 8.278% due 12/01/2026                                         965,867
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial             3,000,000   Farm Credit Bank of Texas Series 1, 7.561% (a)(b)                           3,289,950
Services - 3.0%                   3,335,000   Sun Life Canada US Capital Trust, 8.526% (b)(c)                             3,583,411
                                                                                                                     --------------
                                                                                                                          6,873,361
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.7%         4,060,000   Comed Financing III, 6.35% due 3/15/2033                                    3,865,554
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 4.1%              9,000,000   AGL Capital Trust I Series B, 8.17% due 6/01/2037                           9,624,474
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 28.2%                 6,990,000   AON Corp., 8.205% due 1/01/2027                                             8,202,346
                                  9,000,000   AXA, 8.60% due 12/15/2030                                                  11,907,792
                                  8,510,000   Ace Capital Trust II, 9.70% due 4/01/2030                                  11,691,446
                                  9,110,000   Farmers Exchange Capital, 7.05% due 7/15/2028 (c)                           9,482,389
                                  6,000,000   Mangrove Bay Pass-Through Trust, 6.102% due 7/15/2033 (a)(c)                5,912,520
                                 10,000,000   Markel Capital Trust I Series B, 8.71% due 1/01/2046                       10,661,480
                                    915,000   Oil Casualty Insurance Ltd., 8% due 9/15/2034 (c)                             921,455
                                  5,000,000   QBE Insurance Group Ltd., 5.647% due 7/01/2023 (a)(c)                       4,930,815
                                  1,400,000   Zurich Capital Trust I, 8.376% due 6/01/2037 (c)                            1,509,386
                                                                                                                     --------------
                                                                                                                         65,219,629
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%            1,200,000   Dominion Resources Capital Trust I, 7.83% due 12/01/2027                    1,280,561
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable             2,000,000   KN Capital Trust III, 7.63% due 4/15/2028                                   2,216,502
Fuels - 5.7%                      8,000,000   Pemex Project Funding Master Trust, 7.375% due 12/15/2014                   8,832,000
                                  2,000,000   Phillips 66 Capital Trust II, 8% due 1/15/2037 (c)                          2,121,844
                                                                                                                     --------------
                                                                                                                         13,170,346
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                1,465,000   Dime Capital Trust I Series A, 9.33% due 5/06/2027                          1,597,294
Finance - 8.3%                    6,735,000   Greenpoint Capital Trust I, 9.10% due 6/01/2027                             7,315,038
                                    760,000   ML Capital Trust I, 9.875% due 3/01/2027                                      816,831
                                  5,900,000   Sovereign Capital Trust, 9% due 4/01/2027                                   6,312,605
                                  3,000,000   Webster Capital Trust I, 9.36% due 1/29/2027 (c)                            3,223,200
                                                                                                                     --------------
                                                                                                                         19,264,968
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Capital Trusts   (Cost - $144,852,492) - 65.4%                      151,428,689
-----------------------------------------------------------------------------------------------------------------------------------

                                     Shares
                                       Held   Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.5%               24,000   Goldman Sachs Group, Inc. Series A, 3.91% (a)                                 619,200
                                    280,000   Lehman Brothers Holdings, Inc., 6.50%                                       7,411,600
                                                                                                                     --------------
                                                                                                                          8,030,800
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.0%               1,176   First Tennessee Bank NA, 3.90% (a)(c)                                       1,187,760
                                     42,000   Provident Financial Group, Inc., 7.75%                                      1,106,440
                                                                                                                     --------------
                                                                                                                          2,294,200
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               135,000   CIT Group, Inc. Series A, 6.35%                                             3,558,600
Services - 3.3%                      80,000   Cobank ACB, 7% (c)                                                          4,034,560
                                                                                                                     --------------
                                                                                                                          7,593,160
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.4%            20,000   Duquesne Light Co., 6.50%                                                   1,028,000
                                     22,650   Entergy Louisiana LLC, 6.95% (c)                                            2,273,494
                                                                                                                     --------------
                                                                                                                          3,301,494
-----------------------------------------------------------------------------------------------------------------------------------

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                     Shares
Industry                               Held   Preferred Stocks                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.1%                270,000   Southern Union Co., 7.55%                                              $    7,114,500
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 5.7%                    120,000   ACE Ltd. Series C, 7.80%                                                    3,153,600
                                     35,000   Axis Capital Holdings Ltd., 7.25%                                             865,900
                                     35,200   Endurance Specialty Holdings Ltd., 7.75%                                      868,032
                                    318,000   Metlife, Inc. Series B, 6.50%                                               8,347,500
                                                                                                                     --------------
                                                                                                                         13,235,032
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                  305,000   Fannie Mae, 7% (a)                                                         16,641,563
Finance - 7.3%                        6,000   Fannie Mae Series L, 5.125%                                                   276,000
                                                                                                                     --------------
                                                                                                                         16,917,563
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication            2,720   Centaur Funding Corp., 9.08% (c)                                            3,490,950
Services - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Preferred Stocks   (Cost - $58,825,831) - 26.8%                      61,977,699
-----------------------------------------------------------------------------------------------------------------------------------

                                              Real Estate Investment Trusts
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 19.2%                  63,800   Alexandria Real Estate Equities, Inc. Series C, 8.375%                      1,635,832
                                    400,000   CBL & Associates Properties, Inc. Series C, 7.75%                          10,024,000
                                    400,000   CarrAmerica Realty Corp. Series E, 7.50%                                   10,140,000
                                        610   First Industrial Realty Trust, Inc., 6.236% (a)                               616,862
                                    425,000   HRPT Properties Trust Series B, 8.75%                                      10,880,000
                                    192,000   Health Care Property Investors, Inc. Series F, 7.10%                        4,849,920
                                     44,000   Health Care REIT, Inc. Series F, 7.625%                                     1,112,377
                                    120,000   iStar Financial, Inc. Series I, 7.50%                                       3,027,600
                                     18,400   PS Business Parks, Inc. Series K, 7.95%                                       473,800
                                     16,000   PS Business Parks, Inc. Series M, 7.20%                                       393,600
                                     14,800   Regency Centers Corp., 7.25%                                                  376,475
                                     36,800   Vornado Realty Trust Series E, 7%                                             933,800
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Real Estate Investment Trusts   (Cost - $44,639,750) - 19.2%         44,464,266
-----------------------------------------------------------------------------------------------------------------------------------

                                       Face
                                     Amount   Trust Preferreds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.9%     $  2,050,000   RC Trust I, 7% due 5/15/2006                                                2,060,250
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 4.6%             10,000,000   Southwest Gas Capital II, 7.70% due 9/15/2043                              10,723,071
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.7%                  4,000,000   ABN AMRO North America Capital Funding Trust II,
                                              4.546% (a)(b)(c)                                                            3,949,514
                                  2,250,000   Lincoln National Capital VI Series F, 6.75% due 9/11/2052                   2,273,549
                                                                                                                     --------------
                                                                                                                          6,223,063
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                5,500,000   Countrywide Financial Corp., 1.50% due 4/01/2033                            5,466,196
Finance - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Trust Preferreds   (Cost - $23,605,901) - 10.6%                      24,472,580
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Preferred Securities  (Cost - $271,923,974) - 122.0%                282,343,234
-----------------------------------------------------------------------------------------------------------------------------------

                                              Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 6.3%                9,000,000   DaimlerChrysler NA Holding Corp., 8.50% due 1/18/2031                      10,912,878
                                  5,000,000   General Motors Corp., 7.70% due 4/15/2016                                   3,712,500
                                                                                                                     --------------
                                                                                                                         14,625,378
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.2%     5,000,000   Sealed Air Corp., 6.875% due 7/15/2033 (c)                                  5,083,660
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial             2,000,000   Ford Motor Credit Co., 7% due 10/01/2013                                    1,811,640
Services - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication     4,000,000   France Telecom SA, 8.75% due 3/01/2031                                      5,227,192
Services - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.3%         5,000,000   Energy East Corp., 6.75% due 9/15/2033                                      5,405,595
-----------------------------------------------------------------------------------------------------------------------------------
Finance - 2.2%                    5,000,000   Sigma Finance Corp., 7.249% due 8/15/2011 (d)                               5,000,000
-----------------------------------------------------------------------------------------------------------------------------------

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

                                       Face
Industry                             Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Media - 8.2%                   $  3,000,000   Comcast Corp., 7.05% due 3/15/2033                                     $    3,182,478
                                  8,000,000   Liberty Media Corp., 8.25% due 2/01/2030                                    7,929,024
                                  2,000,000   TCI Communications, Inc., 8.75% due 8/01/2015                               2,395,332
                                  5,000,000   Time Warner, Inc., 7.625% due 4/15/2031                                     5,554,455
                                                                                                                     --------------
                                                                                                                         19,061,289
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication        5,000,000   AT&T Wireless Services, Inc., 8.75% due 3/01/2031                           6,552,085
Services - 5.6%                   5,000,000   Sprint Capital Corp., 8.75% due 3/15/2032                                   6,538,610
                                                                                                                     --------------
                                                                                                                         13,090,695
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Corporate Bonds   (Cost - $68,580,669) - 29.9%                       69,305,449
-----------------------------------------------------------------------------------------------------------------------------------

                                              Foreign Government Obligations
-----------------------------------------------------------------------------------------------------------------------------------
                                  7,032,000   Mexico Government International Bond, 5.875% due 1/15/2014                  7,225,380
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Foreign Government Obligations  (Cost - $6,961,680) - 3.1%            7,225,380
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments  (Cost - $347,466,323*)  - 155.0%                       358,874,063

                                              Other Assets Less Liabilities - 4.0%                                        9,195,529

                                              Preferred Stock, at Redemption Value - (59.0%)                           (136,610,538)
                                                                                                                     --------------
                                              Net Assets Applicable to Common Stock - 100.0%                         $  231,459,054
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 346,286,654
                                                                  =============
      Gross unrealized appreciation                               $  17,167,242
      Gross unrealized depreciation                                  (4,579,833)
                                                                  -------------
      Net unrealized appreciation                                 $  12,587,409
                                                                  =============

(a)   Floating rate note.
(b)   The security is a perpetual bond and has no definite maturity date.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Restricted securities as to resale, representing approximately 2.2% of net assets, were as follows:

      ---------------------------------------------------------------------------------------------------
      Issue                                            Acquisition Date         Cost             Value
      ---------------------------------------------------------------------------------------------------
      Sigma Finance Corp., 7.249% due 8/15/2011           2/13/2004         $ 5,000,000       $ 5,000,000
      ---------------------------------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------
                                                                                     Interest
      Affiliate                                                    Net Activity       Income
      ---------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I           --            $ 2,971
      ---------------------------------------------------------------------------------------

o     Financial futures contracts sold as of January 31, 2006 were as follows:

      -------------------------------------------------------------------------------------------------
      Number of                                          Expiration           Face          Unrealized
      Contracts        Issue                                Date              Value        Appreciation
      -------------------------------------------------------------------------------------------------
         813           10-Year U.S. Treasury Notes       March 2006       $ 88,539,938     $    380,250
      -------------------------------------------------------------------------------------------------

Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments as of January 31, 2006                 (in U.S. dollars)

o     Swaps outstanding as of January 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------------------------------
                                                                                                Notional               Unrealized
                                                                                                 Amount               Appreciation
      ----------------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on a basket of preferred securities and receive 2.03%

      Broker, Lehman Brothers Special Finance
      Expires September 2007                                                                  $  9,000,000            $     82,179

      Pay a fixed rate of 5.117% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Finance
      Expires March 2036                                                                      $ 18,000,000                 108,810
      ----------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                           $    190,989
                                                                                                                      ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Preferred and Corporate Income Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Preferred and Corporate Income Strategies Fund, Inc.

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Preferred and Corporate Income Strategies Fund, Inc.

Date: March 20, 2006


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    Preferred and Corporate Income Strategies Fund, Inc.

Date: March 20, 2006